Derivatives - Credit Exposure of Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Current replacement cost	$ 12,681	$ 11,800
Credit equivalent amount	54,881	49,824
Risk-weighted amount	6,978	6,684
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	12,159	13,908
Credit equivalent amount	16,389	18,345
Risk-weighted amount	4,507	6,746
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	21	22
Credit equivalent amount	56	202
Risk-weighted amount	15	86
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	11,630	13,516
Credit equivalent amount	15,557	17,710
Risk-weighted amount	4,193	6,493
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	508	370
Credit equivalent amount	776	433
Risk-weighted amount	299	167
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	39,309	37,534
Credit equivalent amount	77,514	70,508
Risk-weighted amount	11,471	11,350
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	17,605	16,816
Credit equivalent amount	35,543	32,408
Risk-weighted amount	4,247	4,156
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	486	330
Credit equivalent amount	1,029	685
Risk-weighted amount	212	153
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	21,218	20,388
Credit equivalent amount	40,942	37,415
Risk-weighted amount	7,012	7,041
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,147	2,203
Credit equivalent amount	10,287	7,291
Risk-weighted amount	1,579	1,471
Other contracts [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3	5
Credit equivalent amount	358	360
Risk-weighted amount	145	148
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3,043	1,553
Credit equivalent amount	7,383	5,152
Risk-weighted amount	920	952
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,101	645
Credit equivalent amount	2,546	1,779
Risk-weighted amount	514	371
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	55,615	53,645
Credit equivalent amount	104,190	96,144
Risk-weighted amount	17,557	19,567
Impact of master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	34,205	36,522
Credit equivalent amount	54,039	54,970
Risk-weighted amount	11,464	13,606
After master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	21,410	17,123
Credit equivalent amount	50,151	41,174
Risk-weighted amount	6,093	5,961
Derivatives impact of collateral [Member]
Disclosure of financial assets [line items]
Current replacement cost	8,884	6,889
Credit equivalent amount	9,602	7,672
Risk-weighted amount	1,173	1,141
Derivatives after impact of collateral [Member]
Disclosure of financial assets [line items]
Current replacement cost	12,526	10,234
Credit equivalent amount	40,549	33,502
Risk-weighted amount	4,920	4,820
Derivatives qualifying central counterparty contracts [Member]
Disclosure of financial assets [line items]
Current replacement cost	155	1,566
Credit equivalent amount	14,332	16,322
Risk-weighted amount	$ 2,058	$ 1,864